FVM - Valuation adjustments (Detail 2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	SFr (113)	SFr (216)
Funding valuation adjustments		(49)	(106)
Debit valuation adjustments		2	5
Other valuation adjustments		(715)	(713)
of which: liquidity		(465)	(439)
of which: model uncertainty		(250)	(274)
UBS AG
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	(113)	(216)
Funding valuation adjustments		(49)	(106)
Debit valuation adjustments		2	5
Other valuation adjustments		(715)	(713)
of which: liquidity		(465)	(439)
of which: model uncertainty		SFr (250)	SFr (274)

[1]	Amounts do not include reserves against defaulted counterparties.